Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 283.09
Total Fee Amount	283.09
Total Transaction Valuation	2,049,921.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A